AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                           AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND

                                 CLASS A SHARES


     SUPPLEMENT DATED NOVEMBER 20, 2002 TO PROSPECTUS DATED NOVEMBER 1, 2002 (Replacing Supplement dated November 1, 2002)



Shares of AHA U.S. Growth Equity Fund and AHA International Core Equity Fund are not currently available for purchase as these Funds have not yet commenced operations.

The following paragraph replaces the paragraph that appears after the heading "Sales Charges" on page 24:

     You may be subject to an initial sales charge when you purchase shares, or a contingent deferred sales charge (CDSC) when you sell your shares under certain circumstances. These sales charges are described below. The Funds, in their discretion, reserve the right to waive the initial sales charge on share purchases or to waive the CDSC on sales of Fund shares. Certain of the circumstances in which the initial sales charge or CDSC may be waived are described below.





                           AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                           AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND

                                 CLASS I SHARES
                      INSTITUTIONAL SERVICING CLASS SHARES

     SUPPLEMENT DATED NOVEMBER 20, 2002 TO PROSPECTUS DATED NOVEMBER 1, 2002 (Replacing Supplement dated November 1, 2002)



Shares of AHA U.S. Growth Equity Fund and AHA International Core Equity Fund are not currently available for purchase as these Funds have not yet commenced operations.